UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.     REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim MidCap Value Portfolio

Semi-Annual Report

June 30, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC. MAXIM MIDCAP VALUE PORTFOLIO STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2008 UNAUDITED

ASSETS:
Investments in securities, market value (1)	$218,341,799
Cash	2,518,651
Dividends receivable	342,127
Subscriptions receivable	255,929
Receivable for investments sold	19,871,330

Total assets	241,329,836

LIABILITIES:
Due to investment adviser	245,242
Redemptions payable	423,918
Payable for investments purchased	19,867,563
Variation margin on futures contracts	4,343

Total liabilities	20,541,066

NET ASSETS	$220,788,770

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,356,935
Additional paid-in capital	233,414,162
Net unrealized depreciation on investments and futures contracts	(16,287,313)
Undistributed net investment income	82,651
Accumulated net realized gain on investments and futures contracts	1,222,335

NET ASSETS	$220,788,770

NET ASSET VALUE PER OUTSTANDING SHARE	$9.37
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	150,000,000
Outstanding	23,569,346

(1) Cost of investments in securities:	$234,562,047

See notes to financial statements.

MAXIM SERIES FUND, INC. MAXIM MIDCAP VALUE PORTFOLIO STATEMENT OF OPERATIONS PERIOD FROM MAY 15, 2008 (INCEPTION) TO JUNE 30, 2008 UNAUDITED

INVESTMENT INCOME:
Interest	$2,615
Dividends	563,712

Total income	566,327

EXPENSES:
Management fees	328,449

NET INVESTMENT INCOME	237,878

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	23,031
Net realized gain on futures contracts	1,199,304
Change in net unrealized depreciation on investments	(16,220,248)
Change in net unrealized depreciation on futures contracts	(67,065)

Net realized and unrealized loss on investments	(15,064,978)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,827,100)

See notes to financial statements.

MAXIM SERIES FUND, INC. MAXIM MIDCAP VALUE PORTFOLIO STATEMENT OF CHANGES IN NET ASSETS PERIOD FROM MAY 15, 2008 (INCEPTION) TO JUNE 30, 2008 UNAUDITED

2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$237,878
Net realized gain on investments	23,031
Net realized gain on futures contracts	1,199,304
Change in net unrealized depreciation on investments	(16,220,248)
Change in net unrealized depreciation on futures contracts	(67,065)

Net decrease in net assets resulting from operations	(14,827,100)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(155,227)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	243,751,887
Reinvestment of distributions	155,227
Redemptions of shares	(8,136,017)

Net increase in net assets resulting from share transactions	235,771,097

Total increase in net assets	220,788,770

NET ASSETS:
Beginning of period	0

End of period (1)	$220,788,770
0
OTHER INFORMATION:

SHARES:
Sold	24,380,000
Issued in reinvestment of distributions	16,019
Redeemed	(826,673)

Net increase	23,569,346

(1) Including undistributed net investment income	$82,651

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Period Ended June 30, 2008 +
	UNAUDITED

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations

Net investment	0.01
Net realized and unrealized	(0.63)

Total From Investment Operations	(0.62)

Less Distributions

From net investment income	(0.01)

Total Distributions	(0.01)

Net Asset Value, End of Period	$9.37

Total Return	(6.24%)	w

Net Assets, End of Period ($000)	$220,789

Ratio of Expenses to Average Net Assets	1.25%	*

Ratio of Net Investment Income to
Average Net Assets	0.90%	*

Portfolio Turnover Rate	15.71%	w

+	The portfolio commenced operations on May 15, 2008.

w   Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE

SCHEDULE OF INVESTMENTS
JUNE 30, 2008
UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 0.29%
6,944	L-3 Communications Holdings Inc	631,001
		$631,001

AGRICULTURE --- 2.28%
15,868	Archer-Daniels-Midland Co	535,545
30,023	Bunge Ltd	3,233,177
22,551	Corn Products International Inc	1,107,480
5,979	Scotts Co Class A	105,051
		$4,981,253

AIRLINES --- 0.62%
753	Alaska Air Group Inc †	11,551
102,651	Southwest Airlines Co	1,338,569
		$1,350,120

AUTO PARTS & EQUIPMENT --- 0.35%
16,254	Autoliv Inc	757,761
		$757,761

AUTOMOBILES --- 0.48%
177,108	Ford Motor Co †	851,890
13,407	Penske Automotive Group Inc	197,619
		$1,049,509

BANKS --- 4.61%
14,421	Bancorpsouth Inc	252,223
73,138	Bank of America Corp	1,745,804
6,611	Bank of Hawaii Corp	316,006
5,949	BOK Financial Corp	317,974
15,950	Comerica Inc	408,799
14,716	Cullen/Frost Bankers Inc	733,593
6,549	Fifth Third Bancorp	66,669
3,146	KeyCorp	34,543
167,314	Marshall & Ilsley Corp	2,564,923
79,777	Regions Financial Corp	870,367
47,130	Synovus Financial Corp	411,445
12,863	UnionBanCal Corp	519,922
29,680	Whitney Holding Corp	543,144
40,929	Zions Bancorp	1,288,854
		$10,074,266

BIOTECHNOLOGY --- 1.39%
209	Amgen Inc †	9,856
8,778	Applied Biosystems Inc	293,887
36,569	Biogen Idec Inc †	2,043,842
17,248	Invitrogen Corp †	677,157
		$3,024,742

BROADCAST/MEDIA --- 3.18%
154,298	CBS Corp	3,007,268
1,403	DISH Network Corp †	41,080
49,144	DreamWorks Animation SKG Inc †	1,464,983
1,981	Entercom Communications Corp	13,907
11,356	EW Scripps Co	471,728
25,126	Hearst-Argyle Television Inc	482,419
7,434	Liberty Global Inc †	233,651
7,116	Liberty Media Corp/Capital Group †	102,470
46,578	Liberty Media Corp/Entertainment Group †	1,128,585
		$6,946,091

BUILDING MATERIALS --- 0.64%
18,035	Armstrong World Industries Inc	526,983
29,965	Lennox International Inc	867,786
		$1,394,769

CHEMICALS --- 3.81%
31,881	Ashland Inc	1,536,663
14,589	Cabot Corp	354,659
1,923	Celanese Corp	87,804
3,445	CF Industries Holdings Inc	526,396
6,934	Chemtura Corp	40,495
7,396	Cytec Industries Inc	403,526
2,831	Ferro Corp	53,110
37,319	FMC Corp	2,889,982
8,230	Huntsman Corp	93,822
11,026	International Flavors & Fragrances Inc	430,676
9,428	Lubrizol Corp	436,799
9,309	Minerals Technologies Inc	591,959
531	Mosaic Co †	76,836
8,030	Terra Industries Inc	396,281
2,043	Valspar Corp	38,633
23,739	Westlake Chemical Corp	352,762
		$8,310,403

COMPUTER HARDWARE & SYSTEMS --- 1.36%
10,351	NCR Corp †	260,845
20,211	QLogic Corp †	294,878
118,680	Seagate Technology	2,270,349
5,914	Teradata Corp †	136,850
		$2,962,922

COMPUTER SOFTWARE & SERVICES --- 2.28%
10,636	Activision Inc †	362,369
2,366	Acxiom Corp	27,185
11,963	Adobe Systems Inc †	471,222
12,908	Advent Software †	465,721
9,395	Cadence Design Systems Inc †	94,890
18,670	Expedia Inc †	343,155
2,890	Gartner Inc †	59,881
82,559	Juniper Networks Inc †	1,831,158
30,784	MPS Group Inc †	327,234
4,667	Salesforce.com Inc †	318,429
2,163	Sohu.com Inc †	152,362
3,346	SRA International Inc †	75,151
14,952	Sybase Inc †	439,888
		$4,968,645

CONGLOMERATES --- 0.03%
1,220	McDermott International Inc †	75,506
		$75,506

CONTAINERS --- 1.05%
9,324	AptarGroup Inc	391,142
961	Ball Corp	45,878
35,767	Bemis Co Inc	801,896
25,446	Owens-Illinois Inc †	1,060,844
		$2,299,760

COSMETICS & PERSONAL CARE --- 0.23%
13,196	Herbalife Ltd	511,345
		$511,345

DISTRIBUTORS --- 0.32%
17,737	Genuine Parts Co	703,804
		$703,804

ELECTRIC COMPANIES --- 7.60%
23,201	Alliant Energy Corp	794,866
13,632	AmerenUE	575,679
64,393	American Electric Power Co Inc	2,590,531
2,577	Black Hills Corp	82,619
1,322	Consolidated Edison Inc	51,677
10,369	DPL Inc	273,534
7,671	DTE Energy Co	325,557
50,664	Edison International	2,603,117
20,999	Great Plains Energy Inc	530,855
27,142	Hawaiian Electric Industries Inc	671,222
50,809	Integrys Energy Group Inc	2,582,621
37,014	Northeast Utilities	944,967
1,850	NSTAR	62,567
76,224	OGE Energy Corp	2,417,063
4,898	Pepco Holdings Inc	125,634
1,331	PG&E Corp	52,827
8,546	Pinnacle West Capital Corp	262,960
5,899	PNM Resources Inc	70,552
13,255	Puget Energy Inc	317,987
24,940	Wisconsin Energy Corp	1,127,787
6,839	Xcel Energy Inc	137,259
		$16,601,881

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 1.95%
12,294	Avnet Inc †	335,380
5,562	Cooper Industries Inc	219,699
5,670	Hubbell Inc Class B	226,063
98,579	Ingram Micro Inc †	1,749,777
6,173	Jabil Circuit Inc	101,299
11,224	Molex Inc	273,978
38,931	Tech Data Corp †	1,319,372
3,535	Vishay Intertechnology Inc †	31,355
		$4,256,923

ELECTRONICS - SEMICONDUCTOR --- 0.63%
39,431	Integrated Device Technology Inc †	391,944
2,252	Intersil Holding Corp	54,769
152,193	LSI Logic Corp †	934,465
		$1,381,178

ENGINEERING & CONSTRUCTION --- 0.85%
52,970	KBR Inc	1,849,183
		$1,849,183

FINANCIAL SERVICES --- 2.70%
8,439	Ameriprise Financial Inc	343,214
16,028	Eaton Vance Corp	637,273
158,959	Hudson City Bancorp Inc	2,651,435
24	Janus Capital Group Inc	635
8,942	Legg Mason Inc	389,603
30,208	Moody's Corp	1,040,364
2,926	Principal Financial Group	122,804
2,455	SEI Investments Co	57,742
34,106	Washington Federal Inc	617,319
2,313	Webster Financial Corp	43,022
		$5,903,411

FOOD & BEVERAGES --- 1.81%
4,319	Brown-Forman Corp	326,387
26,531	Coca-Cola Enterprises Inc	458,986
8,273	Del Monte Foods Co	58,738
16,022	Dr Pepper Snapple Group Inc †	336,142
55,473	Hormel Foods Corp	1,919,921
1,112	Lancaster Colony Corp	33,671
3,385	Molson Coors Brewing Co Class B	183,907
2,527	Pepsi Bottling Group Inc	70,554
27,965	Smithfield Foods Inc †	555,944
		$3,944,250

GOLD, METALS & MINING --- 2.14%
799	Alpha Natural Resources Inc †	83,328
18,817	Carpenter Technology Corp	821,362
40,105	Commercial Metals Co	1,511,959
25,281	Reliance Steel & Aluminum Co	1,948,911
1,389	Schnitzer Steel Industries Inc	159,179
7,191	Worthington Industries Inc	147,416
		$4,672,155

HEALTH CARE RELATED --- 1.13%
1,826	AmericsourceBergen Corp	73,022
12,308	Express Scripts Inc Class A †	771,958
3,212	Kinetic Concepts Inc †	128,191
3,735	McKesson Corp	208,824
27,124	Medco Health Solutions Inc †	1,280,252
		$2,462,247

HOMEBUILDING --- 1.18%
64,833	DR Horton Inc	703,438
6,675	Lennar Corp	82,370
1,176	MDC Holdings Inc	45,935
2,262	NVR Inc †	1,131,180
33,154	Toll Brothers Inc †	620,974
		$2,583,897

HOTELS/MOTELS --- 0.04%
2,886	Choice Hotels International Inc	76,479
		$76,479

HOUSEHOLD GOODS --- 0.44%
2,554	Furniture Brands International Inc	34,121
6,342	Mohawk Industries Inc †	406,522
8,303	Whirlpool Corp	512,545
		$953,188

INDEPENDENT POWER PRODUCTS --- 0.84%
42,678	NRG Energy Inc †	1,830,886
		$1,830,886

INSURANCE RELATED --- 7.72%
9,028	American Financial Group Inc	241,499
42,828	Arch Capital Group Ltd †	2,840,354
26,009	Assurant Inc	1,715,554
25,541	Axis Capital Holdings Ltd	761,377
31,793	Cincinnati Financial Corp	807,542
792	Erie Indemnity Co	36,551
17,068	Everest Re Group Ltd	1,360,490
41,279	First American Financial Corp	1,089,766
31,536	Genworth Financial Inc	561,656
31,487	HCC Insurance Holdings Inc	665,635
23,910	Lincoln National Corp	1,083,601
21,583	MetLife Inc	1,138,935
13,385	Old Republic International Corp	158,478
25,273	PartnerRe Ltd	1,747,123
19,239	Progressive Corp	360,154
19,818	Reinsurance Group of America Inc	862,479
1,839	RenaissanceRe Holdings Ltd	82,148
1,685	SAFECO Corp	113,165
9,913	Travelers Cos Inc	430,224
19,078	Unitrin Inc	525,980
11,848	WR Berkley Corp	286,248
		$16,868,959

INVESTMENT BANK/BROKERAGE FIRM --- 1.74%
10,851	BlackRock Inc	1,920,627
77,925	Invesco Ltd	1,868,642
		$3,789,269

LEISURE & ENTERTAINMENT --- 0.71%
87,263	Brunswick Corp	924,988
1,307	Hasbro Inc	46,686
25,951	Royal Caribbean Cruises Ltd	583,119
		$1,554,793

MACHINERY --- 3.59%
4,250	AGCO Corp †	222,743
7,140	Flowserve Corp	976,038
12,716	Gardner Denver Inc †	722,269
7,517	Graco Inc	286,172
32,024	Ingersoll-Rand Co	1,198,658
9,090	Joy Global	689,295
12,545	Kennametal Inc	408,340
19,793	Lincoln Electric Holdings Inc	1,557,709
25,836	Pentair Inc	904,777
1,379	Timken Co	45,424
23,878	Western Digital Corp †	824,507
		$7,835,932

MEDICAL PRODUCTS --- 0.31%
2,683	Advanced Medical Optics Inc †	50,279
8,298	Beckman Coulter Inc	560,364
2,146	Hill-Rom Holdings Inc	57,899
		$668,542

OFFICE EQUIPMENT & SUPPLIES --- 0.09%
2,632	Herman Miller Inc	65,510
7,207	HNI Corp	127,276
		$192,786

OIL & GAS --- 9.99%
8,104	Bill Barrett Corp †	481,459
4,900	Cabot Oil & Gas Corp Class A	331,877
36,527	Cimarex Energy Co	2,544,836
20,656	Continental Resources Inc †	1,431,874
5,452	Encore Acquisition Co †	409,936
8,152	Exterran Holdings Inc †	582,786
7,634	FMC Technologies Inc †	587,284
13,214	Forest Oil Corp †	984,443
8,285	Newfield Exploration Co †	540,596
25,806	Noble Energy Inc	2,595,051
2,030	Oil States International Inc †	128,783
332	Overseas Shipholding Group Inc	26,401
39,696	Patterson-UTI Energy Inc	1,430,644
37,281	Pioneer Natural Resources Co	2,918,357
2,208	Plains Exploration & Production Co †	161,118
16,243	SEACOR SMIT Inc †	1,453,911
37,561	St Mary Land & Exploration Co	2,427,943
5,031	Sunoco Inc	204,711
2,044	Tidewater Inc	132,921
10,607	Unit Corp †	880,063
26,947	W&T Offshore Inc	1,576,669
		$21,831,663

PERSONAL LOANS --- 0.38%
21,889	Capital One Financial Corp	832,001
		$832,001

PHARMACEUTICALS --- 0.29%
3,221	Endo Pharmaceuticals Holdings Inc †	77,916
13,114	Forest Laboratories Inc †	455,580
6,266	Pfizer Inc	109,467
		$642,963

PRINTING & PUBLISHING --- 0.89%
2,047	Belo Corp Class A	14,964
83,640	Gannett Co Inc	1,812,479
3,784	Scholastic Corp †	108,449
		$1,935,892

RAILROADS --- 0.07%
3,309	Kansas City Southern †	145,563
		$145,563

REAL ESTATE --- 12.38%
62,041	AMB Property Corp REIT	3,125,626
40,508	Avalonbay Communities Inc REIT	3,611,693
3,349	BRE Properties Inc REIT	144,945
6,479	Equity One Inc REIT	133,143
73,245	Equity Residential REIT	2,803,086
4,466	Essex Property Trust REIT	475,629
12,187	Federal Realty Investment Trust REIT	840,903
979	Forestar Real Estate Group Inc †	18,650
70,890	HCP Inc REIT	2,255,011
4,462	Highwoods Properties Inc REIT	140,196
20,879	Jones Lang LaSalle Inc	1,256,707
8,379	Kilroy Realty Corp REIT	394,064
39,974	Liberty Property Trust REIT	1,325,138
46,899	Mack-Cali Realty Corp REIT	1,602,539
61,095	Nationwide Health Properties Inc REIT	1,923,882
19,107	ProLogis Trust REIT	1,038,465
9,833	Public Storage Inc REIT	794,408
6,272	Rayonier Inc REIT	266,309
11,316	Realty Income Corp REIT	257,552
11,978	Regency Centers Corp REIT	708,139
11,389	SL Green Realty Corp REIT	942,098
44,200	Taubman Centers Inc REIT	2,150,330
22,993	UDR Inc REIT	514,583
7,517	Ventas Inc REIT	319,999
		$27,043,095

RESTAURANTS --- 0.36%
6,624	Chipotle Mexican Grill Inc †	547,275
4,295	McDonald's Corp	241,465
		$788,740

RETAIL --- 6.51%
37,247	Aeropostale Inc †	1,166,949
26,079	Barnes & Noble Inc	647,802
3,936	Big Lots Inc †	122,961
79,792	BJ's Wholesale Club Inc †	3,087,950
4,218	Dillard's Inc	48,802
4,305	Dollar Tree Inc †	140,730
17,539	Family Dollar Stores Inc	349,728
7,250	Foot Locker Inc	90,263
50,043	GameStop Corp †	2,021,737
30,700	Macy's Inc	596,194
5,551	Netflix Inc †	144,715
9,029	Ross Stores Inc	320,710
2,696	Ruddick Corp	92,500
123,968	Safeway Inc	3,539,287
17,150	Sears Holding Corp †	1,263,269
14,418	TJX Cos Inc	453,734
4,144	Urban Outfitters Inc †	129,251
		$14,216,582

SAVINGS & LOANS --- 0.07%
12,290	TFS Financial Corp	142,441
		$142,441

SPECIALIZED SERVICES --- 1.57%
12,878	Affiliated Computer Services Inc Class A †	688,845
10,713	Apollo Group Inc †	474,157
12,990	Broadridge Financial Solutions Inc	273,440
2,501	Computer Sciences Corp †	117,147
809	Copart Inc †	34,641
4,354	DeVry Inc	233,461
5,614	DST Systems Inc †	309,051
26,467	Electronic Data Systems Corp	652,147
4,399	Genpact Ltd †	65,633
8,306	Hewitt Associates Inc †	318,369
1,464	Kelly Services Inc Class A	28,299
1,971	Manpower Inc	114,791
1,368	Navigant Consulting Inc †	26,758
7,385	Service Corp International	72,816
443	Western Union Co	10,951
		$3,420,506

TELEPHONE & TELECOMMUNICATIONS --- 1.40%
9,369	Amdocs Ltd †	275,636
36,623	AT&T Inc	1,233,828
11,619	Embarq Corp	549,230
3,551	Leap Wireless International Inc †	153,297
20,557	Verizon Communications	727,718
9,097	Windstream Corp	112,257
		$3,051,966

TEXTILES --- 0.50%
12,208	Coach Inc †	352,567
27,650	Jones Apparel Group Inc	380,187
17,185	Liz Claiborne Inc	243,168
1,869	Phillips-Van Heusen Corp	68,443
1,226	Warnaco Group Inc †	54,030
		$1,098,395

TOBACCO --- 0.22%
4,735	Lorillard Inc †	327,473
1,941	Universal Corp	87,772
1,110	UST Inc	60,617
		$475,862

TRANSPORTATION --- 1.78%
19,888	Alexander & Baldwin Inc	905,898
40,772	JB Hunt Transport Services Inc	1,356,893
2,774	Landstar System Inc	153,180
5,566	Ryder System Inc	383,386
37,874	Werner Enterprises Inc	703,699
25,840	YRC Worldwide Inc †	384,241
		$3,887,297

UTILITIES --- 5.20%
5,950	AGL Resources Inc	205,751
67,603	Atmos Energy Corp	1,863,816
137	Constellation Energy Group	11,248
30,902	Energy East Corp	763,897
49,038	MDU Resources Group Inc	1,709,465
2,931	NICOR Inc	124,831
34,918	ONEOK Inc	1,705,046
27,089	Sempra Energy	1,529,174
9,357	Southern Union Co	252,826
39,271	UGI Corp	1,127,470
57,078	Vectren Corp	1,781,404
8,234	WGL Holdings Inc	286,049
		$11,360,977

TOTAL COMMON STOCK --- 100.00%		$218,341,799
(Cost $234,562,047)

TOTAL MAXIM MIDCAP VALUE --- 100%		$218,341,799
(Cost $234,562,047)

Legend

†	Non-income Producing Security
REIT

Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim MidCap Value Portfolio June 30, 2008 Unaudited

Sector	Value ($)	% of Portfolio Investments
Communications	9,998,057	4.58%
Consumer Products & Services	30,403,347	13.92%
Financial Services	64,653,442	29.62%
Health Care Related	6,798,494	3.11%
Industrial Products & Services	23,818,725	10.91%
Natural Resources	33,315,957	15.26%
Technology	14,200,669	6.50%
Transportation	7,190,250	3.29%
Utilities	27,962,858	12.81%
	$218,341,799	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Period May 15, 2008 (inception) to June 30, 2008

Maxim MidCap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim MidCap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on May 15, 2008. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2008, the inputs used to value the fund’s investments were as follows:

	Quoted Prices in		Significant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total
Assets
Common Stock	$218,341,799	$		$		$218,341,799
Total	$218,341,799		$-		$-	$218,341,799

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio intends to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.25% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,300 for the six months ended June 30, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $268,721,311 and $35,394,925, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2008, the U.S. Federal income tax cost basis was $234,562,047. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,421,256 and gross depreciation of securities in which there was an excess of tax cost over value of $19,641,504 resulting in net depreciation of $16,220,248.

5.	FUTURES CONTRACTS

As of June 30, 2008, the Portfolio had 17 open S&P 500 Emini long futures contracts. The contracts expire in September 2008 and the Portfolio has recorded unrealized depreciation of $67,065.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 22, 2008 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
Alliance Capital Management, L.P.	Maxim Bernstein International Equity Portfolio
Ariel Capital Management, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
BNY Investment Advisors	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
INVESCO Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio
INVESCO Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management, LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio
Western Asset Management Company	Maxim High Yield Bond Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
Silvant Capital Management LLC (a subsidiary of RidgeWorth Capital Management, Inc., formally known as Trusco Capital Management, Inc.)	Maxim Small-Cap Growth Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 25, 2008, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2007, calendar year returns for the five-year period ended December 31, 2007, and risk-adjusted performance measures. In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Small-Cap Growth Portfolio (formerly known as the Maxim Trusco Small-Cap Growth Portfolio), Maxim Ariel Small-Cap Value Portfolio, and Maxim Ariel MidCap Value Portfolio fell below the Portfolio quantitative benchmark for long-term performance. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had outperformed its Morningstar category over the most recent calendar year, and concluded that it was satisfied with the current performance of the Portfolio. With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares. As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)(1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:     August 25, 2008